COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Expenses:
Research and development costs	$ 17,306,001	$ 5,799,076	$ 1,616,204
General and administrative expenses	9,940,557	5,502,214	303,095
Excess consideration	0	19,283,280	0
Total Operating Expenses	27,246,558	30,584,570	1,919,299
Loss from Operations	(27,246,558)	(30,584,570)	(1,919,299)
Other Income (Expense):
Interest income	143,195	20,705	91
Changes in fair value of option and warrant liabilities - gains	8,733,350	11,408,231	0
Financing expense	0	(22,973,138)	0
Foreign currency exchange gain (loss)	272,985	(90,588)	(22,909)
Interest expense	0	(3,053,948)	(5,436)
Other expenses	(43,969)	(44,224)	0
Total Other Income (Expense)	9,105,561	(14,732,962)	(28,254)
Net Loss	(18,140,997)	(45,317,532)	(1,947,553)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(436,577)	110,399	79,438
Comprehensive Loss	$ (18,577,574)	$ (45,207,133)	$ (1,868,115)
Loss per common share (basic and diluted)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average common shares (basic and diluted)	1,177,693,383	852,088,530	85,515,588